STOCK-BASED COMPENSATION - Stock Option (Details) - OLD PlayStudios, Inc. - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded options	550,000
Options outstanding	74,275,000		77,640,000
Total unrecognized compensation expense related to stock options to employees	$ 9,400
Cost is expected to be recognized over remaining average period	2 years 3 months 18 days
Total intrinsic value of stock options exercised	$ 4,900	$ 200
Stock options | Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term (in years)	10 years		10 years
Awarded options			7,080			4,200,000
Weighted- average grant-date fair value	$ 0.24
Options outstanding	100,000		77,640	91,300
Total unrecognized compensation expense related to stock options to employees			$ 10,500
Cost is expected to be recognized over remaining average period			2 years 4 months 24 days
Total intrinsic value of stock options exercised			$ 19,600	$ 1,200	$ 1,100
Stock options | Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years		3 years
Stock options | Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years		4 years
Restricted Stock | Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense related to stock options to employees					$ 555
Issuance of shares			0	0	1,800,000
Performance-based stock options | Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded options						4,200,000
Weighted- average grant-date fair value					$ 0.24
Options outstanding			53,820	3,600,000
Non Qualified Stock Options | Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit recognized from exercise of options			$ 13,400	$ 100
Disqualifying Dispositions of Incentive Stock Options | Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit recognized from exercise of options				$ 100	$ 300